SUPPLEMENT DATED AUGUST 01, 2001
                              TO THE PROSPECTUS OF
                 FRANKLIN GOLD AND PRECIOUS METALS FUND
                             DATED DECEMBER 1, 2000

The prospectus is amended as follows:
I. The "Management" section on page 12 is replaced with the following:

       MANAGEMENT
------------------------------------------------------------------------

       Franklin Advisers, Inc. (Advisers), One Franklin Parkway, San Mateo, CA 94403-1906, is the Fund's investment manager. Together, Advisers and its affiliates manage over $268 billion in assets.

       The Fund's portfolio manager is:

       STEVE LAND, PORTFOLIO MANAGER OF ADVISERS
       Mr. Land has been a manager of the Fund since April 1999. He joined Franklin Templeton Investments in 1997.

       The Fund pays Advisers a fee for managing the Fund's assets. For the fiscal year ended July 31, 2000, management fees, before any advance waiver, were 0.55% of the Fund's average monthly net assets. Under an agreement by the manager to reduce its fees to reflect reduced services resulting from the Fund's investment in a Franklin Templeton money fund, the Fund paid 0.54% of its average monthly net assets to the manager for its services. This reduction is required by the Fund's Board of Trustees and an exemptive order by the Securities and Exchange Commission.

           Please keep this supplement for future reference.





                        SUPPLEMENT DATED AUGUST 01, 2001
                              TO THE PROSPECTUS OF
                 FRANKLIN GOLD AND PRECIOUS METALS FUND
                                  ADVISOR CLASS
                             DATED DECEMBER 1, 2000

The prospectus is amended as follows:

I. The "Management" section on page 10 is replaced with the following:

       MANAGEMENT
------------------------------------------------------------------------

       Franklin Advisers, Inc. (Advisers), One Franklin Parkway, San Mateo, CA 94403-1906, is the Fund's investment manager. Together, Advisers and its affiliates manage over $268 billion in assets.

       The Fund's portfolio manager is:

       STEVE LAND, PORTFOLIO MANAGER OF ADVISERS

       Mr. Land has been a manager of the Fund since April 1999. He joined Franklin Templeton Investments in 1997.

       The Fund pays Advisers a fee for managing the Fund's assets. For the fiscal year ended July 31, 2000, management fees, before any advance waiver, were 0.55% of the Fund's average monthly net assets. Under an agreement by the manager to reduce its fees to reflect reduced services resulting from the Fund's investment in a Franklin Templeton money fund, the Fund paid 0.54% of its average monthly net assets to the manager for its services. This reduction is required by the Fund's Board of Trustees and an exemptive order by the Securities and Exchange Commission.

           Please keep this supplement for future reference.